Debt Securities (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Securities (Details) [Line Items]
Interest expenses on convertible note	$ 415	$ 55	$ 663	$ 129	$ 212	$ 567
Convertible price per share (in Dollars per share)	$ 10.66		$ 10.66
Recognized cost					0	0
Fair value of warrant liability			$ 795		55
Other income					$ 1,087
Interest rate, percentage			1.00%		1.00%
Short term borrowings	$ 2,997		$ 2,997		$ 3,212
Principal amount	2,209		2,209		$ 2,209
Matures date					Apr. 30, 2022
Repaid amount					$ 2,209
Outstanding balance amount					0
Credit facility	$ 482		$ 482
Convertible Note [Member]
Debt Securities (Details) [Line Items]
Issued convertible notes					$ 4,244
Interest percentage					10.00%
Interest expenses on convertible note					$ 0	318
Common Stock Warrants [Member]
Debt Securities (Details) [Line Items]
Number of shares convertible note issued					50.00%
Convertible price per share (in Dollars per share)					$ 2.88
Previously Reported [Member]
Debt Securities (Details) [Line Items]
Short term borrowings					$ 2,414	$ 0
Warrant [Member]
Debt Securities (Details) [Line Items]
Percentage warrant increased of common stock					25.00%